Equity Instruments (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2013	Jun. 02, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,718,828,000,000		1,718,828,000,000		1,718,828,000,000
Allocated Share-based Compensation Expense	$ 183,000	$ 276,000	$ 251,000	$ 478,000
Conversion of Stock, Description			The number of shares of Company stock that these warrants will convert into is equal to 8% of the gross number of shares of the Company stock issuable upon conversion of the Notes issued to investors introduced to the Company by the private placement agents pursuant to the private placement memorandum. The exercise price will be the lower of the lowest conversion price per share at which the Notes are converted into Company common stock or $4.63. The warrants have a term of five years from the date of issuance of the related notes in July and August 2015 (see Note 6).
Fair Value Assumptions, Expected Term			5 years
Adjustment of Warrants Granted for Services						$ 313,000
Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					1,102,761
Vyrix Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					616,067
Ampio Board And Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures, Total			$ 1,440,000
Ampio [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense			$ 1,300,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 4.63		$ 4.63
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					$ 27,000
Luoxis 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total					422,000
Reversal Of Allocated Share Based Compensation Expense			$ 433,000		433,000
2015 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance							10,000,000
Vyrix 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total					$ 189,000